Investor A Institutional and Class R [Member] Expense Example - Investor A, Institutional and Class R - BlackRock Sustainable Emerging Markets Equity Fund	Apr. 30, 2025 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 633
Expense Example, with Redemption, 3 Years	913
Expense Example, with Redemption, 5 Years	1,213
Expense Example, with Redemption, 10 Years	2,064
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	593
Expense Example, with Redemption, 10 Years	1,341
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	520
Expense Example, with Redemption, 5 Years	926
Expense Example, with Redemption, 10 Years	$ 2,061